1933 Act File No. 2-75366
                                                      1940 Act File No. 811-3352

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                     ------

      Pre-Effective Amendment No. ..................................

      Post-Effective Amendment No. 30...............................    X
                                   --                                ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No. 25................................................   X
                    --                                                ------

                             FEDERATED INCOME TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on               pursuant to paragraph (b)
 X  60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

Federated Income Trust

INSTITUTIONAL SHARES

A mutual fund seeking current income by investing primarily in U.S. government securities and certain collateralized mortgage obligations.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



May 31, 1999



CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities

in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  9

How is the Fund Sold?  9

How to Purchase Shares  9

How to Redeem Shares  10

Account and Share Information  12

Who Manages the Fund?  13

Financial Information  14



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The investment objective of the Fund is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its objective by investing primarily in U.S. government securities, including mortgage backed securities and collateralized mortgage obligations. The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks and federal savings associations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



* INTEREST RATE RISK. Prices of the fixed-income securities in which the Fund invests generally fall when interest rates rise.

* PREPAYMENT RISK. Prices of the mortgage backed securities in which the Fund invests are adversely affected by changes in the rate at which homeowners prepay their mortgages, which rate often corresponds to changes in interest rates.

* RISKS ASSOCIATED WITH COMPLEX CMOS. The Fund invests in a form of mortgage backed securities known as collateral mortgage obligations (CMOs), some of which have complex terms which make them subject to greater interest rate, prepayment and liquidity risks than other mortgage backed securities.

* LIQUIDITY RISKS. The complex CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Shares as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 2% up to 16%. The `x' axis represents calculation periods the through the calendar year ended December 31, 1998. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998, The percentages noted are: 12.47%, 10.24%, 13.90%, 5.67%, 5.89%, -1.61%, 15.41%, 4.71%, 8.95%, and 6.56%, respectively.




The bar chart shows the variability of the Fund's Institutional Shares total return on a calendar year basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares' highest quarterly return was 5.75% (quarter ended June 30, 1989). Its lowest quarterly return was (1.38%) (quarter ended March 31, 1994).



AVERAGE ANNUAL TOTAL RETURN



The following table represents the Fund's Average Annual Total Return for the calendar periods through December 31, 1998.

                  INSTITUTIONAL
CALENDAR PERIOD   SHARES          LBMBSI   LB5YRTBI   LUSMFA
1 Year            6.56%           6.97%    9.60%      6.17%
5 Years           7.23%           7.23%    6.38%      5.71%
10 Years          8.13%           9.13%    8.47%      N/A

The table shows the Fund's Institutional Shares' total returns averaged over a period of years relative to the Lehman Brothers Mortgage Backed Securities Index (LBMBSI), a broad-based market index, the Lehman Brothers 5-Year Treasury Bellwether Index (LB5YRTBI), an index of funds with similar investment objectives, and the Lipper U.S. Mortgage Funds Average (LUSMFA), an average of funds with similar investment objectives.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

FEDERATED INCOME TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Shares.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                           None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                      None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                              None
Exchange Fee                                                             None


ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                           0.40%
Distribution (12b-1) Fee                                                 None
Shareholder Services Fee 2                                               0.25%
Other Expenses                                                           0.13%
Total Annual Fund Operating Expenses                                     0.78%
1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 1999.
 Waiver of Fund Expenses                                                 0.21%
 Total Actual Annual Fund Operating Expenses (after waivers)             0.57%
2 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after voluntary reduction) was 0.04% for the year ended January 31,
1999.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year    $   80
3 Years   $  249
5 Years   $  433
10 Years  $  966



What are the Fund's Investment Strategies?



The Fund invests in a portfolio of U.S. government securities. Under normal market conditions, the Fund is invested primarily in the Agency mortgage backed security sector. The adviser believes that, in most market environments, the mortgage sector generates risk-adjusted returns superior to other types of U.S. government securities, such as Treasury and Agency coupon securities. A description of the principal securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

The Fund's adviser actively manages the Fund's portfolio, seeking to limit the prepayment risk taken by the Fund while selecting fixed income securities that the adviser believes will provide attractive returns over comparable Treasury securities. The relatively inefficient pricing in the mortgage-backed market offers opportunities for incremental return through careful security selection.

The Fund may invest in a variety of mortgage securities, including fixed-rate mortgage securities, adjustable rate mortgage securities, and structured mortgage products such as CMOs. The adviser attempts to assess the relative returns and risks of these securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages supporting the security might change in response to changing economic and market conditions. In addition to buying mortgage backed securities outright, the Fund may acquire securities on a "to be announced" basis in order to enhance yield. The Fund engages in dollar roll transactions to increase income.

Mortgage backed securities offer higher relative returns because of their prepayment risk. The adviser attempts to manage the Fund's prepayment risk based on its interest rate outlook. The adviser selects mortgage backed securities that the adviser believes will provide the best relative performance in response to expected interest rate changes and that pay interest rates high enough to compensate for their anticipated prepayment risk. For example, if the adviser expects market interest rates to decline, the adviser may select mortgage backed securities with underlying mortgages which have restrictions on prepayment or which have been outstanding for longer periods of time so that prepayment may be less likely.

If the adviser expects a significant increase or decrease in market interest rates, the adviser may change the structure of the Fund's portfolio. For example, the adviser could increase the Fund's investment in CMOs with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization classes). The adviser may use combinations of CMOs, and CMOs and other mortgage backed securities to attempt to provide a higher yielding investment with relatively low sensitivity to fluctuations in interest rates. The adviser may reduce the amount of the Fund's portfolio that is invested in mortgage backed securities and select other Treasury or Agency securities that are not subject to prepayment risk.

The adviser formulates its interest rate outlook by analyzing a variety of factors such as:

* current and expected U.S. economic growth,

* current and expected interest rates and inflation,

* the Federal Reserve's monetary policy, and

* changes in the supply of or demand for U.S. government securities.

There is no assurance that the adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.



PORTFOLIO TURNOVER



Prepayments of mortgage-backed securities will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders. Short-term gains are taxed at a higher rate than long-term gains. Portfolio turnover increases the fund's trading costs and may have an adverse impact on the Fund's performance.



TEMPORARY DEFENSIVE INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.



MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)



CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The Fund will invest in CMOs which are rated AAA by a nationally recognized rating agency.



SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.
     FLOATERS AND INVERSE FLOATERS     Another variant allocates interest
payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.



The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls



Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, (same type, coupon and maturity) but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.



REPURCHASE AGREEMENTS



Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.



What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



PREPAYMENT RISKS



Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, make the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have increased prepayment risk or perceived to have less market demand. An increase in the spread may cause the price of the security to decline.



The Fund may have to reinvest the proceeds in other securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for CMOs that have complicated terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

RISKS ASSOCIATED WITH COMPLEX CMOS



CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater interest rate, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity. Shares are also made available to investment professionals, public and private organizations or individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and



* signatures of all shareholders exactly as registered.



Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:



KATHLEEN M. FOODY-MALUS

Kathleen M. Foody-Malus has been the Fund's portfolio manager since
April 1990. She is Vice President of the Fund. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996.
Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

EDWARD J. TIEDGE

Edward J. Tiedge has been the Fund's portfolio manager since October 1995. Mr. Tiedge joined Federated in 1993 as a Senior Analyst and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1996. He served as Portfolio Manager and an Assistant Vice President of the Fund's Adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


(Financial Statements to be filed by Amendment)

PROSPECTUS

[Graphic]

Federated Income Trust

INSTITUTIONAL SHARES



May 31, 1999

A Statement of Additional Information (SAI) dated May 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]

 Federated Income Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-3352
 Cusip 314199100

 8030102A-IS (5/99)

[Graphic]


PROSPECTUS

Federated Income Trust

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking current income by investing primarily in U.S. government securities and certain collateralized mortgage obligations.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



May 31, 1999



CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in

Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  9

How is the Fund Sold?  9

How to Purchase Shares 10

How to Redeem Shares  11

Account and Share Information  12

Who Manages the Fund?  13

Financial Information  14



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The investment objective of the Fund is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing primarily in U.S. government securities, including mortgage backed securities and collateralized mortgage obligations. The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks and federal savings associations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



* INTEREST RATE RISK. Prices of the fixed-income securities in which the Fund invests generally fall when interest rates rise.

* PREPAYMENT RISK. Prices of the mortgage backed securities in which the Fund invests are adversely affected by changes in the rate at which homeowners prepay their mortgages, which rate often corresponds to changes in interest rates.

* RISKS ASSOCIATED WITH COMPLEX CMOS. The Fund invests in a form of mortgage backed securities known as collateral mortgage obligations (CMOs), some of which have complex terms which make them subject to greater interest rate, prepayment and liquidity risks than other mortgage backed securities.

* LIQUIDITY RISKS. The complex CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-end for each of six years. The 'y' axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 2% up to 16%. The 'x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1998, The percentages noted are: 5.62%, -1.83%, 15.16%, 4.48%, 8.72%, and 6.33%.




The bar chart shows the variability of the Fund's Institutional Service Shares total return on a calendar year basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Service Shares' highest quarterly return was 4.69% (quarter ended June 30, 1995). Its lowest quarterly return was (1.44%) (quarter ended March 31, 1994).

The following table represents the Fund's Average Annual Total Return for the calendar periods through December 31, 1998.

                  INSTITUTIONAL
                  SERVICE
CALENDAR PERIOD   SHARES          LBMBSI   LB5YRTBI   LUSMFA
1 Year            6.33%           6.97%    9.60%      6.17%
5 Years           6.43%           7.23%    6.38%      5.71%
Life of Fund 1    6.40%           7.48%    10.15%     8.09%

1 The Fund's Institutional Service Shares start of performance date was May 31, 1992.

The table shows the Fund's Institutional Service Shares' total returns averaged over a period of years relative to the Lehman Brothers Mortgage Backed Securities Index (LBMBSI), a broad based market index, the Lehman Brothers 5-Year Treasury Bellwether Index (LB5YRTBI), an index of funds with similar investment objectives, and the Lipper U.S. Mortgage Funds Average (LUSMFA), an average of funds with similar investment objectives.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

FEDERATED INCOME TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                              None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                             None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                        None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                None
Exchange Fee                                                               None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage
of average net assets)
Management Fee                                                             0.40%
Distribution (12b-1) Fee 2                                                 0.25%
Shareholder Services Fee                                                   0.25%
Other Expenses                                                             0.13%
Total Annual Fund Operating Expenses                                       1.03%
1 Although not contractually obligated to do so, the distributor waived certain amounts. These are shown below
along with the net expenses the Fund actually paid for the
fiscal year ended January 31, 1999.
 Waiver of Fund Expenses                                                   0.24%
 Total Actual Annual Fund Operating Expenses (after waivers)               0.79%
2 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.01% for the year ended
January 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year   $   105
3 Years  $   328
5 Years  $   569
10 Years $ 1,259



What are the Fund's Investment Strategies?



The Fund invests in a portfolio of U.S. government securities. Under normal market conditions, the Fund is invested primarily in the Agency mortgage backed security sector. The adviser believes that, in most market environments, the mortgage sector generates risk-adjusted returns superior to other types of U.S. government securities, such as Treasury and Agency coupon securities. A description of the principal securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

The Fund's adviser actively manages the Fund's portfolio, seeking to limit the prepayment risk taken by the Fund while selecting fixed income securities that the adviser believes will provide attractive returns over comparable Treasury securities. The relatively inefficient pricing in the mortgage-backed market offers opportunities for incremental return through careful security selection.

The Fund may invest in a variety of mortgage securities, including fixed-rate mortgage securities, adjustable rate mortgage securities, and structured mortgage products such as CMOs. The adviser attempts to assess the relative returns and risks of these securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages supporting the security might change in response to changing economic and market conditions. In addition to buying mortgage backed securities outright, the Fund may acquire securities on a "to be announced" basis in order to enhance yield. The Fund engages in dollar roll transactions to increase income.

Mortgage backed securities offer higher relative returns because of their prepayment risk. The adviser attempts to manage the Fund's prepayment risk based on its interest rate outlook. The adviser selects mortgage backed securities that the adviser believes will provide the best relative performance in response to expected interest rate changes and that pay interest rates high enough to compensate for their anticipated prepayment risk. For example, if the adviser expects market interest rates to decline, the adviser may select mortgage backed securities with underlying mortgages which have restrictions on prepayment or which have been outstanding for longer periods of time so that prepayment may be less likely.

If the adviser expects a significant increase or decrease in market interest rates, the adviser may change the structure of the Fund's portfolio. For example, the adviser could increase the Fund's investment in CMOs with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization classes). The adviser may use combinations of CMOs, and CMOs and other mortgage backed securities to attempt to provide a higher yielding investment with relatively low sensitivity to fluctuations in interest rates. The adviser may reduce the amount of the Fund's portfolio that is invested in mortgage backed securities and select other Treasury or Agency securities that are not subject to prepayment risk.

The adviser formulates its interest rate outlook by analyzing a variety of factors such as:

* current and expected U.S. economic growth,

* current and expected interest rates and inflation,

* the Federal Reserve's monetary policy, and

* changes in the supply of or demand for U.S. government securities.

There is no assurance that the adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

PORTFOLIO TURNOVER

Prepayments of mortgage-backed securities will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders. Short-term gains are taxed at a higher rate than long-term gains. Portfolio turnover increases the fund's trading costs and may have an adverse impact on the Fund's performance.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate, and prepayment risks of these mortgage backed securities.



MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)



CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The Fund will invest in CMOs which are rated AAA by a nationally recognized rating agency.



SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS



CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.



The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



TO BE ANNOUNCED SECURITIES (TBAS)



As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.



DOLLAR ROLLS



Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, (same type, coupon and maturity) but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.



REPURCHASE AGREEMENTS



Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.



What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



PREPAYMENT RISKS



Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, make the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have increased prepayment risk or perceived to have less market demand. An increase in the spread may cause the price of the security to decline.



The Fund may have to reinvest the proceeds in other securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for CMOs that have complicated terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

RISKS ASSOCIATED WITH COMPLEX CMOS



CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater interest rate, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to retail and private banking customers of financial institutions or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares



You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.



THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).



BY AUTOMATED CLEARING HOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.



How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or



* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL



You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:



Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;



* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.



SIGNATURE GUARANTEES

Signatures must be guaranteed
if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.



PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



ADDITIONAL CONDITIONS



TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES



The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS



You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS



The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.



Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:



KATHLEEN M. FOODY-MALUS

Kathleen M. Foody-Malus has been the Fund's portfolio manager since
April 1990. She is Vice President of the Fund. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996.
Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

EDWARD J. TIEDGE

Edward J. Tiedge has been the Fund's portfolio manager since October 1995. Mr. Tiedge joined Federated in 1993 as a Senior Analyst and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1996. He served as Portfolio Manager and an Assistant Vice President of the Fund's Adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
     (Financial Statements to be Filed by Amendment) PROSPECTUS

[Graphic]

Federated Income Trust

INSTITUTIONAL SERVICE SHARES



May 31, 1999

A Statement of Additional Information (SAI) dated May 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]

 Federated Income Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-3352
 Cusip 314199209

 8030102A-SS (5/99)

[Graphic]


Statement of Additional Information



FEDERATED INCOME TRUST


institutional shares

institutional service shares


     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated Income Trust (Fund), dated May 31, 1999.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.





May 31, 1999













                            Contents
                            How is the Fund Organized?
                            Securities in Which the Fund Invests
                               What Do Shares Cost?
                            How is the Fund Sold?
                            Exchanging Securities for Shares
                            Subaccounting Services
                            Redemption in Kind
                            Massachusetts Partnership Law
                            Account and Share Information
                            Tax Information
                            Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                            Who is Federated Investors, Inc.?
                               Financial Information
                            Addresses
Cusip 314199100
Cusip 314199209
8030102B (3/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 17, 1981.



The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to all classes of the above-mentioned Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly Federated Advisers).




SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES
Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs (e.g., Government National Mortgage Association) with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest and prepayment risks of these mortgage backed securities.

     Mortgage Backed Securities
     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
         Collateralized Mortgage Obligations (CMOs)

         CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

               Sequential CMOs
               In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. PACs, TACs and Companion Classes More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes. IOs and POs
               CMOs may allocate interest
               payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

               Floaters and Inverse Floaters
        Another variant allocates interest payments between two classes of CMOs.
               One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.
         The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.
Special Transactions
     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Reverse Repurchase Agreements Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. Delayed Delivery
     Transactions     Delayed delivery transactions, including when issued
     transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
         To Be Announced Securities (TBAs)

         As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than
         anticipated by the Fund.      Dollar Rolls     Dollar rolls are
         transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.
     Securities Lending
     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
     Securities lending activities are
     subject to interest rate risks and credit risks.

      Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. additional risk factors are outlined below. Interest Rate Risks o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
     However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.


o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, make the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.
o
o Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have increased prepayment risk or less market demand. An increase in the spread may cause the price of the security to decline.
o The Fund may have to reinvest the proceeds in other securities with lower interest rates, higher prepayment risks, or other less favorable characteristics. Liquidity Risks o Trading opportunities are more limited for CMOs that have complicated terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Risks Associated with Complex CMOs

o CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater interest rate, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Leverage Risks

o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark. Credit Risks

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



INVESTMENT LIMITATIONS


Selling Short and Buying on Margin

         The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Borrowing Money

         The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.

         Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while any borrowings are outstanding.

Pledging Assets

         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

Lending Cash or Securities

         The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or Declaration of Trust).

Issuing Senior Securities

         The Fund will not issue senior securities, except as permitted by its investment objective and policies.

         If a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction nor will the Fund be required to make any changes in portfolio holdings.

Investing in Securities of Other Investment Companies

         The Fund will not own securities of open-end investment companies. The Fund can acquire up to 3% of the total outstanding stock of closed-end investment companies. The Fund will not be subject to any other limitations with regard to the acquisition of securities of closed-end investment companies so long as the public offering price of the Fund's Shares does not include a sales load exceeding 1-1/2 %. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.



The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. Shareholders will be notified before any material change in these limitations becomes effective.


DETERMINING MARKET VALUE OF SECURITIES


Market values of the Fund's portfolio securities are determined as follows:

         for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and



for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.






   WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?



Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.




RULE 12B-1 PLAN (institutional service shares)




As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.



The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.



The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.




SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.




ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of March 4, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: CPB Trust Division Fiduciary, Honolulu, Hawaii owned approximately 610,503 shares (12.34%); First National Bank & Trust of McAllister, McAllister, Oklahoma, owned approximately 559,908 shares (11.32%); Community First National Bank, Fargo, North Dakota, owned approximately 411,052 shares (8.37%); Forethought National Trustbank, Batesville, Indiana, owned approximately 412,838 shares (8.35%); Linaway and Company, Denver, Colorado, owned approximately 402,679 shares (8.14%); Citizens' Scholarship FOA, Inc., St. Peter, Minnesota, owned approximately 318,933 shares (6.45%); and Charles Schwab & Co., Inc., San Francisco, California, owned approximately 308,575 shares (6.24%).




TAX INFORMATION


FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF  TRUSTEES


The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 4, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares and Institutional Service Shares.



An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name
Birth Date                                                                               ggregate           Total
Address                           Principal Occupations                                  ompensation        Compensation From
Position With Fund                for Past Five Years                                    rom Fund           Fund and Fund
                                                                                                            Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the             $0     $0 for the
Birth Date: July 28, 1924         Federated Fund Complex; Chairman and Director,                            Fund and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                          54 other investment
1001 Liberty Avenue               Federated Investment Management Company; Chairman and                     companies
Pittsburgh, PA                    Director, Federated Investment Counseling and                             in the Fund Complex
CHAIRMAN AND TRUSTEE              Federated Global Investment Management Corp.;
                                  Chairman, Passport Research, Ltd.

Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;          $1,697.71     $113,860.22 for the
Birth Date: February 3, 1934      Director, Member of Executive Committee, Children's                       Fund and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                         54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                        companies
TRUSTEE                           Director, Member of Executive Committee, University of                    in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;          $1,867.76     $125,264.48 for the
Birth Date: June 23, 1937         President, Investment Properties Corporation; Senior                      Fund and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                        54 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                       companies
Realtors                          ventures in Southwest Florida; formerly: President,                       in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
TRUSTEE

Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;                 $0     $47,958.02 for the
Birth Date: September 3, 1939     formerly: Partner, Andersen Worldwide SC.                                 Fund and
175 Woodshire Drive                                                                                         29 other investment
Pittsburgh, PA                                                                                              companies
TRUSTEE                                                                                                     in the Fund Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex;          $1,867.76     $125,264.48 for the
Birth Date: July 4, 1918          Director and Member of the Executive Committee,                           Fund and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                          54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                             companies
TRUSTEE                           Director, Ryan Homes, Inc.                                                in the Fund Complex

                                  Previous positions: Director, United Refinery;
                                  Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;          $1,867.76     $125,264.48 for the
Birth Date: May 18, 1922          Attorney-at-law; Director, The Emerging Germany Fund,                     Fund and
571 Hayward Mill Road             Inc.                                                                      54 other investment
Concord, MA                                                                                                 companies
TRUSTEE                           Previous positions: President, Boston Stock Exchange,                     in the Fund Complex
                                  Inc.; Regional Administrator, United States Securities
                                  and Exchange Commission.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;          $1,697.71     $113,860.22 for the
Birth Date: October 11, 1932      Professor of Medicine, University of Pittsburgh;                          Fund and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                        54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                          companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                       in the Fund Complex
TRUSTEE                           Member, National Board of Trustees, Leukemia Society
                                  of America.

Edward L. Flaherty, Jr., Esq.     Director or Trustee of the Federated Fund Complex;          $1,867.76     $125,264.48 for the
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                     Fund and
Birth Date: June 18, 1924         Director Emeritus, Eat'N Park Restaurants, Inc.;                          54 other investment
Miller, Ament, Henny & Kochuba    formerly: Counsel, Horizon Financial, F.A., Western                       companies
205 Ross Street                   Region; Partner, Meyer and Flaherty.                                      in the Fund Complex
Pittsburgh, PA
TRUSTEE
Peter E. Madden                   Director or Trustee of the Federated Fund Complex;          $1,697.71     $113,860.22 for the
Birth Date: March 16, 1942        formerly: Representative, Commonwealth of                                 Fund and
One Royal Palm Way                Massachusetts General Court; President, State Street                      54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                      companies
Palm Beach, FL                                                                                              in the Fund Complex
TRUSTEE                           Previous positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation.

Charles F. Mansfield, Jr.++       Director or Trustee of some of the Federated Funds;                $0     $0 for the
Birth Date: April 10, 1945        Management Consultant.                                                    Fund and
80 South Road                                                                                               26 other investment
Westhampton Beach, NY TRUSTEE     Previous positions: Chief Executive Officer, PBTC                         companies
                                  International Bank; Chief Financial Officer of Retail                     in the Fund Complex
                                  Banking Sector, Chase Manhattan Bank; Senior Vice
                                  President, Marine Midland Bank; Vice President,
                                  Citibank; Assistant Professor of Banking and Finance,
                                  Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;          $1,697.71     $113,860.22 for the
S.J.D.                            President, Law Professor, Duquesne University;                            Fund and
Birth Date: December 20, 1932     Consulting Partner, Mollica & Murray.                                     54 other investment
President, Duquesne University                                                                              companies
Pittsburgh, PA                    Previous positions: Dean and Professor of Law,                            in the Fund Complex
TRUSTEE                           University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;          $1,697.71     $113,860.22 for the
Birth Date: September 14, 1925    President, World Society of Ekistics (metropolitan                        Fund and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                     54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                    companies
Pittsbugh, PA                     International Peace, RAND Corporation, Online Computer                    in the Fund Complex
TRUSTEE                           Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.

                                  Previous positions: Professor, United States Military
                                  Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;          $1,697.71     $113,860.22 for the
Birth Date: June 21, 1935         Public Relations/Marketing/Conference Planning.                           Fund and
4905 Bayard Street                                                                                          54 other investment
Pittsburgh, PA                    Previous positions: National Spokesperson, Aluminum                       companies
TRUSTEE                           Company of America; business owner.                                       in the Fund Complex

Glen R. Johnson                   Trustee, Federated Investors, Inc.; staff member,                  $0     $0 for the
Birth Date: May 2, 1929           Federated Securities Corp.                                                Fund and
Federated Investors Tower                                                                                   8 other investment
1001 Liberty Avenue                                                                                         companies
Pittsburgh, PA                                                                                              in the Fund Complex
PRESIDENT AND TRUSTEE

J. Christopher Donahue+           President or Executive Vice President of the Federated             $0     $0 for the
Birth Date: April 11, 1949        Fund Complex; Director or Trustee of some of the Funds                    Fund and
Federated Investors Tower         in the Federated Fund Complex; President and Director,                    16 other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                         companies
Pittsburgh, PA                    Federated Investment Management Company; President and                    in the Fund Complex
EXECUTIVE VICE PRESIDENT          Director, Federated Investment Counseling and
                                  Federated Global Investment Management Corp.;
                                  President, Passport Research, Ltd.; Trustee, Federated
                                  Shareholder Services Company; Director, Federated
                                  Services Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                    $0     $0 for the
Birth Date: October 22, 1930      Federated Fund Complex; President, Executive Vice                         Fund and
Federated Investors Tower         President and Treasurer of some of the Funds in the                       1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                          companies
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Investment                     in the Fund Complex
EXECUTIVE VICE PRESIDENT          Management Company, Federated Investment Counseling,
                                  Federated Global Investment Management Corp. and
                                  Passport Research, Ltd.; Executive Vice President and
                                  Director, Federated Securities Corp.; Trustee,
                                  Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                      $0     $0 for the
Birth Date: October 26, 1938      Federated Fund Complex; Executive Vice President,                         Fund and
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                       54 other investment
1001 Liberty Avenue               Trustee, Federated Investment Management Company;                         company
Pittsburgh, PA                    Director, Federated Investment Counseling and                             in the Fund Complex
EXECUTIVE VICE PRESIDENT AND      Federated Global Investment Management Corp.;
SECRETARY                         Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                      $0     $0 for the
Birth Date:  June 17, 1954        President - Funds Financial Services Division,                            Fund and
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                              54 other investment
1001 Liberty Avenue               management positions within Funds Financial Services                      companies
Pittsburgh, PA                    Division of Federated Investors, Inc.                                     in the Fund Complex
TREASURER

Richard B. Fisher                 President or Vice President of some of the Funds in                $0     $0 for the
Birth Date: May 17, 1923          the Federated Fund Complex; Director or Trustee of                        Fund and
Federated Investors Tower         some of the Funds in the Federated Fund Complex;                          6 other investment
1001 Liberty Avenue               Executive Vice President, Federated Investors, Inc.;                      companies
Pittsburgh, PA                    Chairman and Director, Federated Securities Corp.                         in the Fund Complex
VICE PRESIDENT

William D. Dawson, III            Chief Investment Officer of this Fund and various                  $0     $0 for the
Birth Date: March 3, 1949         other Funds in the Federated Fund Complex; Executive                      Fund and
Federated Investors Tower         Vice President, Federated Investment Counseling,                          41 other investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                             companies
Pittsburgh, PA                    Federated Investment Management Company, and Passport                     in the Fund Complex
CHIEF INVESTMENT OFFICER          Research, Ltd.; Registered Representative, Federated
                                  Securities Corp.; Portfolio Manager, Federated
                                  Administrative Services; Vice President,
                                  Federated Investors, Inc.; Formerly: Executive
                                  Vice President and Senior Vice President,
                                  Federated Investment Counseling Institutional
                                  Portfolio Management Services Division; Senior
                                  Vice President Federated Investment Management
                                  Company, and Passport Research, Ltd.

Kathleen M. Foody-Malus           Kathleen M. Foody-Malus has been the Fund's portfolio              $0     $0 for the
Birth Date:  March 26, 1960       manager since April 1990.  She is Vice President of                       Fund and
Federated Investors Tower         the Fund.  Ms. Foody-Malus joined Federated in 1983                       3 other investment
1001 Liberty Avenue               and has been a Senior Portfolio Manager since 1996 and                    companies
Pittsburgh, PA                    a Vice President of the Fund's Adviser since 1993.                        in the Fund Complex
VICE PRESIDENT                    She was a Portfolio Manager and a Vice President of
                                  the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus
                                  received her M.B.A. in Accounting/Finance from the
                                  University of Pittsburgh.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

++ Mr. Mansfield became a member of the Board of Trustees on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Fund.





INVESTMENT ADVISER


The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.




Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of
                                             the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Deloitte & Touche LLP is the independent public accountant for the Fund.






FEES PAID BY THE FUND FOR SERVICES
For the Year ended January 31,                        1999                     1998                            1997
Advisory Fee Earned                                $3,062,716               $3,331,788              $3,763,073
Advisory Fee Reduction                                ----                     ----                    ----
Administrative Fee                                  $577,322                 $628,738                $711,038
12b-1 Fee
    Institutional Service Shares                     $4,797                    ----                    ----
Shareholder Services Fee
   Institutional Shares                             $287,086                   ----                    ----
   Institutional Service Shares                     $119,914                   ----                    ----

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.




HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and ten-year or since inception periods ended January 31, 1999.

Yield given for the 30-day period ended January 31, 1999.





                            30-Day Period         1 Year                  5 Years                10 Years          Since  Inception
                                                                                                                   on March 30, 1982
Institutional Shares
Total Return                NA                    6.46                    6.61%                  8.09%             NA
Yield                       5.91%                 NA                      NA                     NA                NA


                            30-Day Period         1 Year                  5 Years                10 Years          Since  Inception
                                                                                                                   on June 2,1992
Institutional Service  Shares
Total Return                NA                    6.22%                   6.38%                  NA                6.43%
Yield                       5.69%                 NA                      NA                     NA                NA



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Duration
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed-income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.
Duration is calculated by
dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When the Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Fund.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



         oLipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.



         oLehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

         oSalomon Brothers 15 Year Mortgage-Backed Securities Index includes the average of all 15 year mortgage securities which include Federal Home Loan Mortgage Corp. (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Government National Mortgage Association (GNMA).

          oLehman Brothers Five Year Treasury Bellwether Index is an unmanaged index comprised of U.S. government Treasury bonds with an average maturity of five years.

         oMorningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended January 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Income Trust dated January 31, 1999.

(Financial Statements to be Filed by Amendment)

ADDRESSES



federated income Trust



Institutional Shares
Institutional Service Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser


Federated Investment Management Company


Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110-1617




PART C.         OTHER INFORMATION

Item 23.          Exhibits:
                 (a)      (i)      Conformed copy of the Declaration of Trust of
                                   the Registrant;(2)
                          (ii)     Conformed copy of Amendment No. 3 to the
                                   Declaration of Trust of the Registrant;(9)
                 (b)      Copy of the By-Laws of the Registrant;(3)
                          (i)      Copy of Amendment No. 2 to the By-Laws of the
                                   Registrant;(4)
                          (ii)     Copy of Amendment No. 3 to the By-Laws of the
                                   Registrant;(9)
(iii)             Copy of Amendment No. 4 to the By-Laws of the .Registrant;(9)
(iv)              Copy of Amendment No. 5 to the By-laws of the .Registrant;(10)
(v)               Copy of Amendment No. 6 to the By-laws of the .Registrant;(10)
(vi)              Copy of Amendment No. 7 to the By-laws of the .Registrant;(10)
              (c)      (i)      Copy of Specimen Certificate for Institutional
                                Shares of Beneficial Interest of the
                                Registrant;(2)
                (ii) Copy of Specimen Certificate for Institutional Service Shares of Beneficial Interest of the Registrant;(8)
                   (d) Conformed copy of the revised Investment Advisory Contract of the Registrant;(5)
                   (e)      (i)      Conformed copy of the Distributor's
                                     Contract of the Registrant;(8)
                            (ii)     The Registrant hereby incorporates
                                             the conformed copy of the specimen
                                             Mutual Funds Sales and Service
                                             Agreement; Mutual Funds Service
                                             Agreement; and Plan Trustee/Mutual
                                             Funds Service Agreement from Item
                                             24(b)(6) of the Cash Trust Series
                                             II Registration Statement on Form
                                             N-1A, filed with the Commission on
                                             July 24, 1995. (File Nos. 33-38550
                                             and 811-6269).



          2.   Response   is   incorporated   by   reference   to   Registrant's
               Pre-Effective Amendment No. 2 on Form N-1 dated March 17, 1982. (File Nos. 2-75366 and 811-3352)

          3.   Response   is   incorporated   by   reference   to   Registrant's
               Post-Effective Amendment No. 6 on Form N-1A filed January 30, 1985. (File Nos. 2-75366 and 811-3352)

          4.   Response   is   incorporated   by   reference   to   Registrant's
               Post-Effective Amendment No. 9 on Form N1-A filed March 23, 1987. (File Nos. 2-75366 and 811-3352)

          5.   Response   is   incorporated   by   reference   to   Registrant's
               Post-Effective Amendment No. 15 on Form N-1A filed March 13, 1990. (File Nos. 2-75366 and 811-3352)

          8.   Response   is   incorporated   by   reference   to   Registrant's
               Post-Effective Amendment No. 27 on Form N-1A filed March 26, 1997. (File Nos. 2-75366 and 811-3352)

          9.   Response   is   incorporated   by   reference   to   Registrant's
               Post-Effective Amendment No. 28 on Form N-1A filed March 26, 1998. (File Nos. 2-75366 and 811-3352)

          10.  Response   is   incorporated   by   reference   to   Registrant's
               Post-Effective Amendment No. 29 on Form N-1A filed January 28, 1999. (File Nos. 2-75366 and 811-3352)

 (f)      Not applicable;
          (g)      (i)      Conformed copy of the Custodian Agreement of the
                            Registrant;(8)
(ii)                       Conformed Copy of Custodian Fee
                                            Schedule;(9)
          (h)      (i)     Conformed copy of Amended and Restated Agreement for
                           Fund Accounting Services, Administrative Services,
                           Transfer Agency    Services, and Custody Services
                           Procurement      of the Registrant; (10)
            (ii)  The responses described in Item 23(e)(ii) are hereby
                  incorporated by        reference.
                                    (iii) The Registrant hereby incorporates the
                                    conformed copy of the Shareholder Services
                                    Sub-Contract between Fidelity and Federated
                                    Shareholder Services from Item 24(9)(iii) of
                                    the Federated GNMA Trust Registration
                                    Statement on Form N-1A, filed with the
                                    Commission on March 25, 1996. (File Nos.
                                    2-75670 and 811-3375).
                           (i) Conformed copy of the Opinion and Consent of
Counsel as to legality of shares being registered;(6)
(j)                        Conformed copy of Consent of Independent
                           Public   Accountants;(9)
(k)                        Not applicable;
                           (l)      Conformed copy of Initial Capital
                                    Understanding; (1)
                           (m)      (i)     Conformed copy of Distribution Plan
                                            of the  Registrant;(7)
                                    (ii)    The responses described in Item
                                            23(e)(ii) are hereby incorporated by
                                            reference.
                           (n)      Copy of Financial Data Schedules;(9)
                           (o)      The Registrant hereby incorporates the
                                    conformed copy of the specimen Multiple
                                    Class Plan from Item 24(b)(18) of the World
                                    Investment Series, Inc. Registration
                                    Statement on Form N-1A, filed with the
                                    Commission on January 26, 1996. (File Nos.
                                    33-52149 and 811-07141).
 -----------------------
 +    All exhibits have been filed electronically.

1.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1 filed February 3, 1982. (File Nos. 2-75366 and 811-3352)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 22, 1991. (File Nos. 2-75366 and 811-3352)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed March 27, 1996. (File Nos. 2-75366 and 811-3352)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed March 26, 1997. (File Nos. 2-75366 and 811-3352)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed March 26, 1998. (File Nos. 2-75366 and 811-3352)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed January 28, 1999. (File Nos. 2- 75366 and 811-3352)

                  (p)       (i)   Conformed copy of Power of Attorney;(9)
                           (ii)     Conformed copy of Power of Attorney of
                                Chief Investment Officer of the Registrant; (10)

(iii) Conformed copy of Power of Attorney of Treasurer of the Registrant; (10)

(iv) Conformed copy of Power of Attorney of Trustee of the Registrant; (10)





-------------------------

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed March 26, 1998. (File Nos. 2-75366 and 811-3352)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed January 28, 1999. (File Nos. 2- 75366 and 811-3352)

Item 24.      Persons Controlled By or Under Common Control with
              Registrant:

              None

Item 25.      Indemnification: (2)

Item 26.      Business and Other Connections of the Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Service to the Fund" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:           William D. Dawson, III
                                                   Henry A. Frantzen
                                                   J. Thomas Madden

              Senior Vice Presidents:              Joseph M. Balestrino
                                                   Drew J. Collins
                                                   Jonathan C. Conley
                                                   Deborah A. Cunningham
                                                   Mark E. Durbiano
                                                   Sandra L. McInerney
                                                   Susan M. Nason
                                                   Mary Jo Ochson
                                                   Robert J. Ostrowski

              Vice Presidents:                     Todd A. Abraham
                                                   J. Scott Albrecht
                                                   Arthur J. Barry
                                                   Randall S. Bauer
                                                   David A. Briggs
                                                   Micheal W. Casey
                                                   Kenneth J. Cody
                                                   Alexandre de Bethmann
                                                   Michael P. Donnelly
                                                   Linda A. Duessel
                                                   Donald T. Ellenberger
                                                   Kathleen M. Foody-Malus
                                                   Thomas M. Franks
                                                   Edward C. Gonzales
                                                   James E. Grefenstette
                                                   Susan R. Hill
                                                   Stephen A. Keen
                                                   Robert K. Kinsey
                                                   Robert M. Kowit
                                                   Jeff A. Kozemchak
                                                   Richard J. Lazarchic
                                                   Steven Lehman
                                                   Marian R. Marinack
                                                   Keith J. Sabol
                                                   Frank Semack
                                                   Aash M. Shah

-----------------------

2. Response is incorporated by reference to Registrant's Pre- Effective Amendment No. 2 on Form N-1 dated March 17, 1982. (File Nos. 2-75366 and 811-3352)

                                                 Christopher Smith
                                                 Tracy P. Stouffer
                                                 Edward J. Tiedge
                                                 Paige M. Wilhelm
                                                 Jolanta M. Wysocka
                                                 Marc Halperin

              Assistant Vice Presidents:         Nancy J. Belz
                                                 Robert E. Cauley
                                                 Lee R. Cunningham, II
                                                 B. Anthony Delserone, Jr.
                                                 Paul S. Drotch
                                                 Salvatore A. Esposito
                                                 Donna M. Fabiano
                                                 John T. Gentry
                                                 William R. Jamison
                                                 Constantine Kartsonsas
                                                 John C. Kerber
                                                 Grant K. McKay
                                                 Natalie F. Metz
                                                 Joseph M. Natoli
                                                 John Sheehy
                                                 Michael W. Sirianni
                                                 Leonardo A. Vila
                                                 Lori A. Wolff
                                                 Gary Farwell

              Secretary:                         Stephen A. Keen

              Treasurer:                         Thomas R. Donahue

              Assistant Secretaries:             Thomas R. Donahue
                                                 Richard B. Fisher
                                                 Christine M. Newcamp

              Assistant Treasurer:               Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

     (a)......Federated Securities Corp. the Distributor for shares of the Fund, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President,                                       President
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                         --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(c)  Not applicable

Item 28.          Location of Accounts and Records:
                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



                  Federated Income Trust
                  ("Registrant")                              Federated Investors Tower
                                                                       1001 Liberty Avenue
                                                                       Pittsburgh, PA 15222-3779
     (Notices should be sent to the Agent for Service at the above address)

                                                                       Federated Investors Funds
                                                                       5800 Corporate Drive
                                                                       Pittsburgh, PA 15237-7000
                  Federated Shareholder Services
                  Company
                  ("Transfer Agent and Dividend               P.O. Box 8600
                  Disbursing Agent")                          Boston, MA 02266-8600

                  Federated Services                          Federated Investors Tower
                  Company                                     1001 Liberty Avenue
                  ("Administrator")                                    Pittsburgh, PA 15222-3779


                  Federated Investment Management    Federated Investors Tower
                  Company                                     1001 Liberty Avenue
                  ("Investment Adviser")                               Pittsburgh, PA 15222-3779

                  State Street Bank and                       P.O. Box 8600
                  Trust Company                               Boston, MA 02266-8600
                  ("Custodian")

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of March, 1999.

                             FEDERATED INCOME TRUST

                           BY: /s/ Anthony R. Bosch
                           Anthony R. Bosch, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           March 30, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                                       DATE

By:   /s/ Anthony R. Bosch
      Anthony R. Bosch                            Attorney In Fact                      March 30, 1999
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

John F. Donahue*                                  Chairman and Trustee
                                                  (Chief Executive Officer)

Glen R. Johnson*                                  President and Trustee

Richard J. Thomas*                                Treasurer (Principal Financial and
                                                  Acccounting Officer)

William D. Dawson, III*                           Chief Investment Officer

Thomas J. Bigley *                                Trustee

John T. Conroy, Jr.*                              Trustee

Nicholas P. Constantakis*                         Trustee

William J. Copeland*                              Trustee

James E. Dowd, Esq.*                              Trustee

Lawrence D. Ellis, M.D.*                          Trustee

Edward L. Flaherty, Jr., Esq.*                    Trustee

Peter E. Madden*                                  Trustee

Charles F. Mansfield Jr.*                         Trustee

John E. Murray, Jr., J.D., S.J.D.*                Trustee

Wesley W. Posvar*                                 Trustee

Marjorie P. Smuts*                                Trustee

* By Power of Attorney
